Employee Benefits - Summary of Defined Benefit Obligation And Unfunded Defined Benefit Obligation (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Japanese plans [Member]
Disclosure of defined benefit plans [line items]
Plan assets	¥ (1,844,819)	¥ (1,806,265)
Total	232,332	282,999
Japanese plans [Member] | Funded defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations	1,559,686	1,575,647
Total	(285,133)	(230,618)
Japanese plans [Member] | Unfunded defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations	517,465	513,616
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Plan assets	(1,224,656)	(1,079,543)
Total	262,988	340,368
Foreign plans [Member] | Funded defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations	1,187,595	1,127,974
Total	(37,061)	48,432
Foreign plans [Member] | Unfunded defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations	¥ 300,049	¥ 291,936